UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 92.7%
Brazil – 9.6%
127,300	Arteris SA (Transportation)	$ 1,209,750
466,500	Banco Bradesco SA (Banks)	6,318,561
895,200	Banco do Brasil SA (Banks)	8,895,691
491,000	BRF SA (Food, Beverage & Tobacco)	10,459,859
511,300	CCR SA (Transportation)	4,011,778
489,500	CIA de Saneamento Basico do Estado de Sao Paulo ADR (Utilities)(a)	5,041,850
121,525	Embraer SA ADR (Capital Goods)	4,128,204
374,700	Porto Seguro SA (Insurance)	4,221,093
43,700	Sao Martinho SA (Food, Beverage & Tobacco)*	474,478
606,000	Vale SA ADR (Materials)(a)	8,314,320
66,300	WEG SA (Capital Goods)	813,729

		53,889,313

Chile – 0.0%
29,614	Administradora de Fondos de Pensiones Provida SA (Diversified Financials)	172,895

China – 14.5%
184,500	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)*	858,500
5,752,000	Air China Ltd. Class H (Transportation)	3,890,599
31,614,000	Bank of China Ltd. Class H (Banks)	13,236,983
336,000	Beijing Capital International Airport Co. Ltd. Class H (Transportation)	208,223
7,097,000	China Communications Construction Co. Ltd. Class H (Capital Goods)	5,419,624
22,646,000	China Construction Bank Corp. Class H (Banks)	16,884,871
3,678,500	China Merchants Bank Co. Ltd. Class H (Banks)	6,177,260
5,675,600	China Petroleum & Chemical Corp. Class H (Energy)	4,215,432
1,026,500	China Railway Construction Corp. Ltd. Class H (Capital Goods)	1,043,374
2,302,000	Chongqing Rural Commercial Bank Class H (Banks)	939,627
2,967,000	CNOOC Ltd. (Energy)	5,362,344
191,400	Dongfang Electric Corp. Ltd. Class H (Capital Goods)	265,712
739,000	FIH Mobile Ltd. (Technology Hardware & Equipment)*	398,303
739,000	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	3,449,047
2,064,400	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate)	3,202,700
382,000	Huaneng Power International, Inc. Class H (Utilities)	398,352
109,300	NetEase, Inc. ADR (Software & Services)	6,963,503

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
121,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	$ 785,896
564,762	Sino-Ocean Land Holdings Ltd. Class H (Real Estate)	288,612
131,700	Tencent Holdings Ltd. (Software & Services)	5,961,798
2,822,000	Yashili International Holdings Ltd. (Food, Beverage & Tobacco)	1,265,463

		81,216,223

Hong Kong – 6.7%
1,632,500	China Mobile Ltd. (Telecommunication Services)	17,366,471
374,000	China Resources Land Ltd. (Real Estate)	1,026,219
2,894,000	China Resources Power Holdings Co. Ltd. (Utilities)	6,741,879
2,627,000	Nine Dragons Paper Holdings Ltd. (Materials)	1,660,417
88,000	Shanghai Industrial Holdings Ltd. (Capital Goods)	273,139
4,700,000	Shenzhen Investment Ltd. (Real Estate)	1,730,806
1,376,500	Shimao Property Holdings Ltd. (Real Estate)	2,892,448
956,000	Sino Biopharmaceutical (Pharmaceuticals, Biotechnology & Life Sciences)	694,666
8,104,000	Skyworth Digital Holdings Ltd. (Consumer Durables & Apparel)	4,131,864
2,722,000	Yuexiu Property Co. Ltd. (Real Estate)	687,276

		37,205,185

India – 9.3%
634,256	Aurobindo Pharma Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,765,942
58,196	Bajaj Holdings and Investment Ltd. (Diversified Financials)	782,997
631,784	Gitanjali Gems Ltd. (Consumer Durables & Apparel)	749,662
300,373	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,852,936
263,665	HCL Technologies Ltd. (Software & Services)	4,064,578
847,601	Indiabulls Housing Finance Ltd. (Banks)*	2,905,722
634,185	Indian Bank (Banks)	841,435
523,760	Mahindra & Mahindra Ltd. (Automobiles & Components)	7,850,148
47,804	Maruti Suzuki India Ltd. (Automobiles & Components)	1,047,078
1,648,088	Oil & Natural Gas Corp. Ltd. (Energy)	7,873,619

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
74,096	Power Finance Corp. Ltd. (Diversified Financials)	$ 132,013
165,467	Reliance Industries Ltd. (Energy)	2,370,716
391,873	Rural Electrification Corp. Ltd. (Diversified Financials)	1,020,517
3,179	Shree Cement Ltd. (Materials)	227,484
615,762	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,718,911
40,800	Tata Consultancy Services Ltd. (Software & Services)	1,218,244
1,804,235	Tata Motors Ltd. (Automobiles & Components)	8,617,925
49,391	Tech Mahindra Ltd. (Software & Services)	1,011,026
90,402	Wockhardt Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	696,395
130,816	Zee Entertainment Enterprises Ltd. (Media)	531,884

		52,279,232

Indonesia – 1.4%
2,064,000	PT Bank Negara Indonesia (Persero) Tbk (Banks)	857,194
1,310,500	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	1,050,226
1,223,000	PT Indocement Tunggal Prakarsa Tbk (Materials)	2,479,889
323,000	PT Indofood CBP Sukses Makmur Tbk (Food, Beverage & Tobacco)	351,435
1,672,000	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	1,055,309
2,911,000	PT Perusahaan Gas Negara (Persero) Tbk (Utilities)	1,671,728
190,000	PT Semen Indonesia (Persero) Tbk (Materials)	281,025

		7,746,806

Luxembourg – 0.1%
115,908	Brait SE (Diversified Financials)*	492,276

Malaysia – 0.9%
2,204,300	Genting Malaysia Berhad (Consumer Services)	2,825,626
150,100	Hartalega Holdings Berhad (Health Care Equipment & Services)	300,755
777,500	KLCC Property Holdings Berhad (Real Estate)	1,572,257
235,400	Kulim Malaysia Berhad (Food, Beverage & Tobacco)	258,330

		4,956,968

Shares	Description	Value
Common Stocks – (continued)
Mexico – 4.2%
479,770	America Movil SAB de CV Series L ADR (Telecommunication Services)	$ 10,065,575
37,080	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation)	1,936,688
50,560	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation)	5,989,338
129,900	Grupo Carso SAB de CV Series A-1 (Capital Goods)	646,716
85,600	Grupo Financiero Santander Mexico SAB de CV Class B (Banks)	248,233
1,317,000	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	4,330,626

		23,217,176

Philippines – 0.2%
429,840	Universal Robina Corp. (Food, Beverage & Tobacco)	1,230,148

Poland – 1.2%
54,611	Eurocash SA (Food & Staples Retailing)	1,016,631
40,812	Powszechny Zaklad Ubezpieczen SA (Insurance)	5,793,579

		6,810,210

Russia – 9.5%
213,392	Mail.ru Group Ltd. GDR (Software & Services)	6,817,875
77,707	OAO Gazprom Neft ADR (Energy)(a)	1,367,803
240,221	OAO Lukoil ADR (Energy)	14,135,408
1,294,810	OAO Rosneft GDR (Energy)	9,148,138
265,040	OJSC MMC Norilsk Nickel ADR (Materials)	3,544,183
291,300	OJSC Mobile Telesystems ADR (Telecommunication Services)	5,677,437
3,921,910	Sberbank of Russia (Banks)	11,285,167
44,946	Sistema JSFC (Registered) GDR (Telecommunication Services)	987,430
5,762	Uralkali OJSC GDR (Materials)	124,813

		53,088,254

South Africa – 8.9%
36,465	AVI Ltd. (Food, Beverage & Tobacco)	212,515
410,839	Liberty Holdings Ltd. (Insurance)	5,091,901
35,572	Mediclinic International Ltd. (Health Care Equipment & Services)	248,063
907,392	MMI Holdings Ltd. (Insurance)	1,973,652

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
514,486	Mondi Ltd. (Materials)	$ 7,605,545
692,858	MTN Group Ltd. (Telecommunication Services)	12,971,431
215,810	Pick’n Pay Holdings Ltd. (Food & Staples Retailing)	382,816
1,989,757	Sanlam Ltd. (Insurance)	9,562,222
123,706	Sun International Ltd. (Consumer Services)	1,227,593
640,877	Super Group Ltd. (Retailing)*	1,515,550
769,105	Vodacom Group Ltd. (Telecommunication Services)	9,078,926

		49,870,214

South Korea – 12.6%
45,164	Advanced Process Systems Corp. (Semiconductors & Semiconductor Equipment)*	422,013
27,807	Chong Kun Dang Pharm Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	1,740,041
36,549	CJ E&M Corp. (Media)*	1,251,359
2,055	CJ O Shopping Co. Ltd. (Retailing)	669,011
38,470	Daesang Corp. (Food, Beverage & Tobacco)	1,207,228
15,030	Daou Technology, Inc. (Software & Services)	222,649
50,120	Grand Korea Leisure Co. Ltd. (Consumer Services)	1,427,147
1,180	GS Home Shopping, Inc. (Retailing)	260,699
22,090	Halla Visteon Climate Control Corp. (Automobiles & Components)	654,694
10,995	Hanmi Pharm Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	1,645,063
68,250	Hanwha Corp. (Materials)	1,866,042
9,200	Hite Jinro Co. Ltd. (Food, Beverage & Tobacco)	225,059
45,525	Hyundai Mobis (Automobiles & Components)	11,097,780
30,271	Hyundai Motor Co. (Automobiles & Components)	6,259,241
162,670	Iljin Display Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,231,778
8,870	Kangwon Land, Inc. (Consumer Services)	225,774
27,510	Korea Aerospace Industries Ltd. (Capital Goods)	706,364
18,509	Korea Gas Corp. (Utilities)	1,028,077
58,630	LG Uplus Corp. (Telecommunication Services)*	714,984
131,100	Macquarie Korea Infrastructure Fund (Diversified Financials)	794,705
30,324	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	2,180,943

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
20,694	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 23,581,172
7,047	Samsung Life Insurance Co. Ltd. (Insurance)	673,966
16,714	Samyang Holdings Corp. (Food, Beverage & Tobacco)	1,272,310
59,710	SBS Media Holdings Co. Ltd. (Media)	269,325
23,912	SK Holdings Co. Ltd. (Capital Goods)	3,756,417
21,053	SK Telecom Co. Ltd. (Telecommunication Services)	4,124,934

		70,508,775

Taiwan – 8.3%
1,132,000	Chailease Holding Co. Ltd. (Diversified Financials)	2,715,529
218,000	Cheng Shin Rubber Industry Co. Ltd. (Automobiles & Components)	721,221
1,279,440	Chicony Electronics Co. Ltd. (Technology Hardware & Equipment)	3,065,714
487,000	Chin-Poon Industrial Co. (Technology Hardware & Equipment)	924,900
976,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)*	2,149,869
366,000	Chong Hong Construction Co. (Real Estate)	1,520,431
7,129,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)	10,007,629
689,000	Grape King Industrial Co. (Household & Personal Products)	3,349,875
816,000	Huang Hsiang Construction Co. (Real Estate)	1,936,972
3,654,000	King Yuan Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,436,326
337,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	1,199,900
496,000	Pou Chen Corp. (Consumer Durables & Apparel)	507,559
1,469,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	3,508,796
616,000	Sigurd Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	524,379
43,000	St Shine Optical Co. Ltd. (Health Care Equipment & Services)*	1,203,012
4,860,000	Taishin Financial Holding Co. Ltd. (Banks)	2,260,628
278,000	Taiwan Mobile Co. Ltd. (Telecommunication Services)	1,009,891

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
283,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	$ 4,805,340
2,360,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,355,615

		46,203,586

Thailand – 2.0%
648,800	Airports of Thailand PCL (Transportation)	3,685,449
1,115,800	CP ALL PCL (Food & Staples Retailing)	1,248,748
465,500	PTT Global Chemical PCL (Materials)	982,120
878,500	Thai Airways International PCL (Transportation)	638,430
6,193,000	Thai Beverage PCL (Food, Beverage & Tobacco)	2,632,097
1,394,800	Thanachart Capital PCL (Banks)	1,494,395
426,600	Tisco Financial Group PCL (Banks)	517,483

		11,198,722

Turkey – 3.3%
142,043	Dogus Otomotiv Servis ve Ticaret AS (Retailing)	807,028
222,245	Tofas Turk Otomobil Fabrikasi AS (Automobiles & Components)	1,468,448
628,004	Turk Hava Yollari (Transportation)	2,637,132
3,184,199	Turkiye Is Bankasi Class C (Banks)	8,434,123
415,493	Turkiye Sinai Kalkinma Bankasi AS (Banks)	401,770
1,333,626	Turkiye Vakiflar Bankasi T.A.O. Class D (Banks)	2,902,812
287,575	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	1,945,935

		18,597,248

TOTAL COMMON STOCKS		$518,683,231

Preferred Stocks – 3.6%
Brazil – 2.9%
214,500	Klabin SA (Materials)	$ 1,041,778
1,335,000	Petroleo Brasileiro SA (Energy)	9,532,579
463,000	Vale SA (Materials)	5,713,043

		16,287,400

Shares	Description	Value
Preferred Stocks – (continued)
Russia – 0.2%
1,106,284	OJSC Surgutneftegas (Energy)	$ 722,857
211,000	Sberbank of Russia (Banks)	476,203

		1,199,060

South Korea – 0.5%
7,894	Hyundai Motor Co. (Automobiles & Components)	747,676
2,765	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,012,021

		2,759,697

TOTAL PREFERRED STOCKS		$ 20,246,157

Exchange Traded Fund – 2.2%
Other – 2.2%
306,582	Vanguard FTSE Emerging Markets ETF	$ 11,981,224

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$550,910,612

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) – 1.2%
Goldman Sachs Financial Square Money Market Fund — FST Shares
6,644,970	0.089%	$ 6,644,970

TOTAL INVESTMENTS – 99.7%		$557,555,582

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,896,254

NET ASSETS – 100.0%		$559,451,836

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2013.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$568,789,494

Gross unrealized gain	35,353,182
Gross unrealized loss	(46,587,094)

Net unrealized security loss	$(11,233,912)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 95.1%
Australia – 4.0%
1,206,872	Arrium Ltd. (Materials)	$ 1,077,849
316,340	BHP Billiton Ltd. (Materials)	9,890,284
286,394	BlueScope Steel Ltd. (Materials)*	1,381,543
44,480	CSL Ltd. (Pharmaceuticals,
	Biotechnology & Life Sciences)	2,641,534
476,710	Insurance Australia Group Ltd. (Insurance)	2,488,711
109,742	Ramsay Health Care Ltd. (Health Care Equipment & Services)	3,630,670
403,846	Westfield Group (REIT)	4,073,085
1,247,317	Westfield Retail Trust (REIT)	3,371,228
75,363	Westpac Banking Corp. (Banks)	2,090,629
72,055	Woodside Petroleum Ltd. (Energy)	2,433,132
247,935	Woolworths Ltd. (Food & Staples Retailing)	7,424,793

		40,503,458

Belgium – 2.2%
179,771	Ageas (Insurance)	7,200,782
124,290	Delhaize Group SA (Food & Staples Retailing)	8,200,773
4,103	Groupe Bruxelles Lambert SA (Diversified Financials)	333,012
156,705	KBC Groep NV (Banks)	6,308,727

		22,043,294

Bermuda – 0.1%
207,277	Catlin Group Ltd. (Insurance)	1,593,772

China – 0.0%
471,000	China Minzhong Food Corp. Ltd. (Food, Beverage & Tobacco)*	389,575

Denmark – 0.4%
11,076	Coloplast A/S Class B (Health Care Equipment & Services)	647,026
109,679	Topdanmark A/S (Insurance)*	3,080,892

		3,727,918

Finland – 0.3%
108,028	Orion OYJ Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,644,386

France – 11.3%
195,988	AXA SA (Insurance)	4,319,855
237,310	BNP Paribas SA (Banks)	15,386,531
236,833	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	23,748,988
795,355	Credit Agricole SA (Banks)*	7,592,347
159,787	Danone SA (Food, Beverage & Tobacco)	12,654,423
4,807	Euler Hermes SA (Insurance)	538,075
58,881	European Aeronautic Defence and Space Co. NV (Capital Goods)	3,526,087
31,991	Fonciere Des Regions (REIT)	2,624,251
4,940	Gecina SA (REIT)	604,954

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
111,720	Legrand SA (Capital Goods)	$ 5,788,983
10,175	Plastic Omnium SA (Automobiles & Components)	694,161
99,096	Renault SA (Automobiles & Components)	7,807,727
165,791	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	17,355,626
40,878	Thales SA (Capital Goods)	2,105,060
158,563	Vinci SA (Capital Goods)	8,576,812

		113,323,880

Germany – 5.3%
171,775	BASF SE (Materials)	15,224,157
88,722	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	10,312,600
34,088	Deutsche Lufthansa AG (Registered) (Transportation)*	683,115
255,410	Drillisch AG (Telecommunication Services)	4,671,245
270,260	Freenet AG (Telecommunication Services)*	6,446,187
16,781	Gildemeister AG (Capital Goods)	390,064
14,306	Leoni AG (Automobiles & Components)	712,493
44,251	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	7,311,325
7,635	Osram Licht AG (Capital Goods)*	297,607
45,457	Siemens AG (Registered) (Capital Goods)	4,992,599
28,789	SMA Solar Technology AG (Semiconductors & Semiconductor Equipment)(a)	982,463
43,627	United Internet AG (Registered) (Software & Services)	1,425,013

		53,448,868

Hong Kong – 1.0%
318,000	Hutchison Whampoa Ltd. (Capital Goods)	3,586,761
509,200	MGM China Holdings Ltd. (Consumer Services)	1,467,278
897,000	SJM Holdings Ltd. (Consumer Services)	2,245,985
462,000	Wheelock & Co. Ltd. (Real Estate)	2,402,609

		9,702,633

Ireland – 0.2%
489,992	Beazley PLC (Insurance)	1,645,391

Italy – 1.3%
128,053	Gtech SpA (Consumer Services)	3,554,518
361,759	Impregilo SpA (Capital Goods)(a)	1,555,073
3,538,110	Intesa Sanpaolo SpA (Banks)	6,749,118
44,059	Yoox SpA (Retailing)*	1,157,366

		13,016,075

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – 25.0%
2,344	Accordia Golf Co. Ltd. (Consumer Services)	$ 2,555,835
10,900	Central Japan Railway Co. (Transportation)	1,335,266
93,800	Chubu Electric Power Co., Inc. (Utilities)	1,300,509
17,800	Cocokara fine, Inc. (Food & Staples Retailing)	553,557
1,062,000	Daihatsu Motor Co. Ltd.
	(Automobiles & Components)	23,343,191
287,500	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,678,636
29,500	Daito Trust Construction Co. Ltd. (Real Estate)	2,695,540
523,000	Daiwa Securities Group, Inc.
	(Diversified Financials)	4,436,713
44,900	Dena Co. Ltd. (Software & Services)	851,972
18,200	Denso Corp. (Automobiles & Components)	826,129
20,300	East Japan Railway Co. (Transportation)	1,633,184
28,100	Electric Power Development Co. Ltd. (Utilities)	929,409
21,800	Fast Retailing Co. Ltd. (Retailing)	7,445,431
271,000	Fuji Heavy Industries Ltd.
	(Automobiles & Components)	6,672,434
246,600	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	5,403,140
1,083,000	Fujitsu Ltd. (Software & Services)	4,145,939
839	GungHo Online Entertainment, Inc. (Software & Services)*(a)	683,055
49,000	Hino Motors Ltd. (Capital Goods)	750,906
47,000	Hokuriku Electric Power Co. (Utilities)	677,804
311,700	Honda Motor Co. Ltd. (Automobiles & Components)	11,545,704
987,000	Isuzu Motors Ltd. (Automobiles & Components)	6,998,220
272,000	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	9,495,747
307,400	JTEKT Corp. (Capital Goods)	3,854,104
25,000	Kao Corp. (Household & Personal Products)	800,554
1,563,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	3,195,505
96,400	KDDI Corp. (Telecommunication Services)	5,333,730
885,500	Konica Minolta, Inc. (Technology Hardware & Equipment)	7,245,364
44,100	Kyokuto Securities Co. Ltd.
	(Diversified Financials)	750,992
64,000	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	637,881
779,000	Marubeni Corp. (Capital Goods)	5,408,324

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,327,000	Mitsubishi Heavy Industries Ltd. (Capital Goods)	$ 7,125,098
1,782,600	Mitsubishi UFJ Financial Group, Inc. (Banks)	11,057,480
154,000	Mitsui & Co. Ltd. (Capital Goods)	2,062,775
2,628,200	Mizuho Financial Group, Inc. (Banks)	5,466,183
54,800	Nitto Denko Corp. (Materials)	3,086,993
1,112,600	Nomura Holdings, Inc. (Diversified Financials)	8,452,719
215	NTT Data Corp. (Software & Services)	770,455
593,000	ORIX Corp. (Diversified Financials)	8,800,813
197,900	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,388,338
236,700	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	8,916,811
26,200	Shin-Etsu Chemical Co. Ltd. (Materials)	1,632,272
97,500	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,977,816
124,300	Softbank Corp. (Telecommunication Services)	7,890,114
168,900	Sumitomo Corp. (Capital Goods)	2,257,229
308,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	14,098,767
1,442,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	6,631,855
65,900	Suzuki Motor Corp. (Automobiles & Components)	1,575,665
26,600	T&D Holdings, Inc. (Insurance)	335,967
151,000	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,733,717
59,200	The Chugoku Electric Power Co., Inc. (Utilities)	869,495
42,700	The Kansai Electric Power Co., Inc. (Utilities)*	522,020
60,000	Tohoku Electric Power Co., Inc. (Utilities)*	700,237
402,000	Toko, Inc. (Technology Hardware & Equipment)*	1,238,587
76,600	Tokyo Ohka Kogyo Co. Ltd. (Materials)	1,643,548
111,500	Toyota Motor Corp. (Automobiles & Components)	6,784,852
11,000	Toyota Tsusho Corp. (Capital Goods)	291,701
33,100	Wacom Co. Ltd. (Technology Hardware & Equipment)	266,662
151,200	West Japan Railway Co. (Transportation)	6,384,523

		250,147,467

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Netherlands – 5.2%
411,445	DE Master Blenders 1753 NV
	(Food, Beverage & Tobacco)*	$ 6,787,337
627,393	Koninklijke Ahold NV (Food & Staples Retailing)	10,336,198
7,224	Randstad Holding NV (Commercial & Professional Services)	349,436
323,382	Royal Dutch Shell PLC Class A (Energy)	11,037,863
488,358	Royal Dutch Shell PLC Class B (Energy)	17,273,418
158,881	TomTom NV (Consumer Durables & Apparel)*(a)	927,787
88,479	Unilever NV CVA (Food, Beverage & Tobacco)	3,549,907
28,123	Ziggo NV (Telecommunication Services)	1,119,316

		51,381,262

Norway – 2.2%
436,155	DNB ASA (Banks)	7,255,633
19,825	Fred Olsen Energy ASA (Energy)	956,526
271,741	Gjensidige Forsikring ASA (Insurance)	4,205,719
717,059	Orkla ASA (Food, Beverage & Tobacco)	5,537,889
6,357,267	Renewable Energy Corp. ASA (Semiconductors & Semiconductor Equipment)*(a)	3,278,353
22,069	Statoil ASA (Energy)	479,044

		21,713,164

Singapore – 0.1%
98,000	Singapore Airlines Ltd. (Transportation)	779,141

Spain – 2.6%
242,765	Amadeus IT Holding SA Class A (Software & Services)	8,349,262
590,468	Banco Bilbao Vizcaya Argentaria SA (Banks)	5,599,407
71,859	Enagas SA (Utilities)	1,775,734
430,554	Ferrovial SA (Capital Goods)	7,345,262
128,061	Repsol SA (Energy)	3,069,253

		26,138,918

Sweden – 2.2%
19,949	Hexpol AB (Materials)	1,462,248
428,016	Nordea Bank AB (Banks)	5,425,330
699,815	Skandinaviska Enskilda Banken AB Class A (Banks)	7,718,981
49,873	Svenska Cellulosa AB Class B (Household & Personal Products)	1,319,276
235,525	Swedbank AB Class A (Banks)	5,677,393

		21,603,228

Shares	Description	Value
Common Stocks – (continued)
Switzerland – 11.2%
95,235	ABB Ltd. (Registered) (Capital Goods)*	$ 2,099,545
116,534	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	7,744,465
15,918	Basilea Pharmaceutica (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	1,280,482
18,107	EMS-Chemie Holding AG (Registered) (Materials)	6,356,163
29,002	Geberit AG (Registered) (Capital Goods)	7,780,732
33,289	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	2,562,218
309,864	Nestle SA (Registered) (Food, Beverage & Tobacco)	20,972,417
131,460	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	9,450,243
323,872	OC Oerlikon Corp. AG (Registered) (Capital Goods)*	4,257,583
124,594	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	30,672,184
2,135	Swiss Life Holding AG (Registered) (Insurance)*	383,127
235,942	Swiss Re AG (Insurance)*	18,812,147

		112,371,306

United Kingdom – 20.5%
996,064	Aberdeen Asset Management PLC (Diversified Financials)	5,829,938
81,567	AMEC PLC (Energy)	1,336,297
408,998	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	5,488,047
252,424	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	12,804,394
372,185	BAE Systems PLC (Capital Goods)	2,524,063
67,211	Berendsen PLC (Commercial & Professional Services)	835,692
29,963	BG Group PLC (Energy)	540,298
500,526	BHP Billiton PLC (Materials)	14,327,286
16,361	BP PLC (Energy)	113,035
397,726	BP PLC ADR (Energy)	16,481,766
315,082	British American Tobacco PLC (Food, Beverage & Tobacco)	16,808,616
781,517	Centrica PLC (Utilities)	4,646,264
32,122	Croda International PLC (Materials)	1,226,852
86,804	Devro PLC (Food, Beverage & Tobacco)	413,001
408,454	easyJet PLC (Transportation)	8,778,425
506,705	Firstgroup PLC (Transportation)	770,440
177,383	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	9,039,438

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
2,697,415	HSBC Holdings PLC (Banks)	$ 30,624,968
121,673	IG Group Holdings PLC
	(Diversified Financials)	1,067,254
103,735	IMI PLC (Capital Goods)	2,166,710
98,445	Inmarsat PLC
	(Telecommunication Services)	1,024,369
187,242	Intermediate Capital Group PLC
	(Diversified Financials)	1,382,546
29,100	Keller Group PLC (Capital Goods)	490,936
915,526	Ladbrokes PLC (Consumer Services)	2,966,102
222,937	Mondi PLC (Materials)	3,321,834
249,519	National Grid PLC (Utilities)	2,982,082
52,732	Next PLC (Retailing)	4,002,361
31,165	Petrofac Ltd. (Energy)	621,801
211,717	Rexam PLC (Materials)	1,583,684
190,000	Standard Chartered PLC (Banks)	4,406,807
231,717	TalkTalk Telecom Group PLC
	(Telecommunication Services)	871,461
403,058	Tate & Lyle PLC (Food,
	Beverage & Tobacco)	5,148,827
126,478	Tetragon Financial Group Ltd.
	(Diversified Financials)(a)	1,346,991
781,174	TUI Travel PLC (Consumer Services)	4,537,055
70,668	Tullow Oil PLC (Energy)	1,117,876
142,024	Unilever PLC (Food, Beverage & Tobacco)	5,767,378
256,413	Vodafone Group PLC (Telecommunication Services)	767,976
710,602	Vodafone Group PLC ADR
	(Telecommunication Services)	21,282,530
53,999	WH Smith PLC (Retailing)(a)	638,991
20,618	Whitbread PLC (Consumer Services)	1,014,026
568,117	William Hill PLC (Consumer Services)	4,203,666

		205,302,083

TOTAL COMMON STOCKS		$ 951,475,819

Preferred Stocks – 1.7%
Germany – 1.7%
7,927	Bayerische Motoren Werke AG (Automobiles & Components)	$ 602,665
6,280	Fuchs Petrolub AG (Materials)	468,626
80,937	Henkel AG & Co. KGaA (Household & Personal Products)	7,911,517
90,636	Porsche Automobil Holding SE (Automobiles & Components)	7,684,734
10,907	ProSiebenSat.1 Media AG (Media)	446,616

TOTAL PREFERRED STOCKS		$ 17,114,158

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$ 968,589,977

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 0.9%
Goldman Sachs Financial Square Money Market Fund — FST Shares
8,641,643	0.089%	$ 8,641,643

TOTAL INVESTMENTS – 97.7%		$977,231,620

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		22,522,349

NET ASSETS – 100.0%		$999,753,969

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2013.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	310	September 2013	$11,365,978	$367,584
FTSE 100 Index	52	September 2013	5,192,057	83,020
Hang Seng Index	4	August 2013	563,825	(915)
MSCI Singapore Index	5	August 2013	287,603	(814)
SPI 200 Index	18	September 2013	2,026,457	69,968
TSE TOPIX Index	40	September 2013	4,598,100	(268,190)

TOTAL				$250,653

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$924,329,463

Gross unrealized gain	84,217,269
Gross unrealized loss	(31,315,112)

Net unrealized security gain	$52,902,157

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 94.1%
Australia – 5.9%
88,738	Amcom Telecommunications Ltd. (Telecommunication Services)	$ 148,181
2,129,539	Arrium Ltd. (Materials)	1,901,876
768,582	Australand Property Group (REIT)	2,383,393
107,690	Automotive Holdings Group Ltd. (Retailing)	366,991
186,399	AWE Ltd. (Energy)*	225,950
32,604	BC Iron Ltd. (Materials)	108,146
442,692	Beach Energy Ltd. (Energy)	532,408
349,757	BlueScope Steel Ltd. (Materials)*	1,687,201
137,945	Bradken Ltd. (Capital Goods)(a)	611,100
27,779	BT Investment Management Ltd. (Diversified Financials)	90,142
40,824	BWP Trust (REIT)	90,379
722,745	Charter Hall Group (REIT)	2,501,343
243,975	DuluxGroup Ltd. (Materials)	977,905
15,904	Hills Holdings Ltd. (Capital Goods)	17,440
66,219	iiNET Ltd. (Telecommunication Services)	361,102
172,320	JB Hi-Fi Ltd. (Retailing)(a)	2,876,946
85,468	Premier Investments Ltd. (Retailing)	598,335
596,174	Primary Health Care Ltd. (Health Care Equipment & Services)	2,723,523
109,145	RCR Tomlinson Ltd. (Capital Goods)	233,275
391,652	Regis Resources Ltd. (Materials)*	1,247,820
244,701	Roc Oil Co. Ltd. (Energy)*	109,928
35,756	Sirtex Medical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	400,589
488,349	Skilled Group Ltd. (Commercial & Professional Services)	1,299,735
895,067	Spark Infrastructure Group (Utilities)	1,435,497
53,977	STW Communications Group Ltd. (Media)	79,496
115,869	Tassal Group Ltd. (Food, Beverage & Tobacco)	262,455
86,031	Thorn Group Ltd. (Retailing)	166,309
406,631	UXC Ltd. (Software & Services)	421,580

		23,859,045

Austria – 0.6%
10,056	Flughafen Wien AG (Transportation)	638,921
43,613	Oesterreichische Post AG (Transportation)	1,858,697

		2,497,618

Shares	Description	Value
Common Stocks – (continued)
Belgium – 2.0%
135,043	Ablynx NV (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	$ 1,241,412
3,555	Ackermans & van Haaren NV (Diversified Financials)	322,209
18,001	Compagnie Maritime Belge SA (Transportation)	357,856
2,194	EVS Broadcast Equipment SA (Technology Hardware & Equipment)	158,593
110,935	Galapagos NV (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	2,394,090
6,856	Kinepolis Group NV (Media)	921,076
20,513	Melexis NV (Semiconductors & Semiconductor Equipment)	481,113
13,703	Mobistar SA (Telecommunication Services)	195,417
52,299	ThromboGenics NV (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	2,148,768

		8,220,534

Bermuda – 0.7%
247,295	Catlin Group Ltd. (Insurance)	1,901,474
98,806	Golden Ocean Group Ltd. (Transportation)*	106,188
81,492	Hiscox Ltd. (Insurance)	807,047

		2,814,709

China – 0.4%
940,000	China Minzhong Food Corp. Ltd. (Food, Beverage & Tobacco)*	777,495
1,996,000	FIH Mobile Ltd. (Technology Hardware & Equipment)*	1,075,795

		1,853,290

Denmark – 3.3%
31,425	Bavarian Nordic A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	335,458
90,436	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	2,603,333
125,371	GN Store Nord A/S (Health Care Equipment & Services)	2,592,164
13,903	Rockwool International A/S Class B (Capital Goods)	2,197,619
8,282	Royal UNIBREW A/S (Food, Beverage & Tobacco)	798,348
14,252	Schouw & Co. A/S (Capital Goods)	534,362
19,587	SimCorp A/S (Software & Services)	626,742
130,612	Topdanmark A/S (Insurance)*	3,668,901

		13,356,927

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Finland – 0.2%
79,987	Ramirent OYJ (Capital Goods)	$ 748,192
6,909	Tieto OYJ (Software & Services)	131,994

		880,186

France – 5.8%
32,526	ABC Arbitrage (Diversified Financials)(a)	207,153
260,970	Air France-KLM (Transportation)*(a)	2,109,428
27,722	Altamir (Diversified Financials)	335,608
47,404	Assystem (Commercial & Professional Services)	1,015,549
21,396	Boiron SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,145,967
20,806	Cegid Group (Software & Services)	440,654
15,171	Euler Hermes SA (Insurance)	1,698,176
31,803	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,275,573
52,645	Medica SA (Health Care Equipment & Services)	1,082,441
79,004	Mercialys SA (REIT)	1,542,885
104,145	M6 Metropole Television SA (Media)	2,051,222
81,147	MPI (Energy)	381,077
3,496	Neopost SA (Technology Hardware & Equipment)(a)	251,148
10,880	Orpea (Health Care Equipment & Services)(a)	513,535
43,826	Plastic Omnium SA (Automobiles & Components)	2,989,905
2,922	Rallye SA (Food & Staples Retailing)	107,943
23,538	Saft Groupe SA (Capital Goods)	581,466
9,549	Societe de la Tour Eiffel (REIT)	625,150
192,125	Societe Television Francaise 1 (Media)	2,845,256
21,355	Technicolor SA (Registered) (Media)*	107,150
13,081	Teleperformance (Commercial & Professional Services)	634,096
116,810	UBISOFT Entertainment (Software & Services)*	1,781,963

		23,723,345

Germany – 6.2%
20,502	Aurelius AG (Diversified Financials)	613,547
4,001	Bertrandt AG (Commercial & Professional Services)	460,683
275,349	Borussia Dortmund GmbH & Co. KGaA (Media)	1,135,077
25,882	CENTROTEC Sustainable AG (Capital Goods)	496,121
34,450	Deutsche Beteiligungs AG (Diversified Financials)	831,965

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
141,916	Drillisch AG (Telecommunication Services)	$ 2,595,530
127,250	Freenet AG (Telecommunication Services)*	3,035,141
112,121	Gildemeister AG (Capital Goods)	2,606,185
30,852	Grammer AG (Automobiles & Components)	1,029,412
21,807	Homag Group AG (Capital Goods)	407,024
60,489	KUKA AG (Capital Goods)	2,670,008
56,030	Leoni AG (Automobiles & Components)	2,790,505
16,274	Norma Group SE (Capital Goods)	690,939
5,749	R Stahl AG (Capital Goods)	278,397
195,897	SAF-Holland SA (Automobiles & Components)*	2,266,092
38,954	Sixt AG (Transportation)	966,158
32,191	SMA Solar Technology AG (Semiconductors & Semiconductor Equipment)(a)	1,098,561
40,174	Takkt AG (Retailing)	681,667
9,306	Tipp24 SE (Consumer Services)*	533,948

		25,186,960

Hong Kong – 1.3%
1,014,000	Bonjour Holdings Ltd. (Retailing)	181,590
456,000	Brightoil Petroleum Holdings Ltd. (Energy)*	79,320
254,000	Chen Hsong Holdings (Capital Goods)	75,281
58,000	Chow Sang Sang Holdings International Ltd. (Retailing)	134,457
99,200	Dah Sing Financial Holdings Ltd. (Banks)	413,513
451,500	Dickson Concepts International Ltd. (Retailing)	251,388
475,000	Dorsett Hospitality International Ltd. (Consumer Services)	114,439
996,000	Emperor International Holdings (Real Estate)	279,727
538,100	HKR International Ltd. (Real Estate)	267,639
400,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	227,970
78,400	Man Wah Holdings Ltd. (Consumer Durables & Apparel)	87,862
184,000	Norstar Founders Group Ltd. (Automobiles & Components)*	—
293,000	Pacific Basin Shipping Ltd. (Transportation)	158,182
375,000	Pacific Textile Holdings Ltd. (Consumer Durables & Apparel)	447,741

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
768,000	Pico Far East Holdings Ltd. (Media)	$ 267,325
611,000	Prosperity REIT (REIT)	189,054
210,000	Regal Hotels International Holdings Ltd. (Consumer Services)	104,785
1,008,000	Singamas Container Holdings Ltd. (Capital Goods)	216,717
109,138	SOCAM Development Ltd. (Capital Goods)	125,041
405,000	Sunlight Real Estate Investment Trust (REIT)	164,910
324,500	Techtronic Industries Co. (Consumer Durables & Apparel)	792,635
404,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	393,018
100,000	Tian An China Investments Co. Ltd. (Real Estate)	75,233
657,600	VST Holdings Ltd. (Technology Hardware & Equipment)	110,140

		5,157,967

Ireland – 0.3%
238,411	Beazley PLC (Insurance)	800,583
3,841	FBD Holdings PLC (Insurance)	82,269
31,943	Grafton Group PLC (Capital Goods)	260,641

		1,143,493

Israel – 0.2%
33,199	Alony Hetz Properties & Investments Ltd. (REIT)	218,396
33,206	Amot Investments Ltd. (Real Estate)	92,056
16,372	Clal Industries Ltd. (Capital Goods)	68,807
7,289	Koor Industries Ltd. (Capital Goods)*	118,642
5,114	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Food & Staples Retailing)	263,651

		761,552

Italy – 5.1%
66,985	Ansaldo STS SpA (Transportation)	628,562
145,528	ASTM SpA (Transportation)*	1,659,772
83,753	Azimut Holding SpA (Diversified Financials)	1,881,835
85,409	Banca Generali SpA (Diversified Financials)	2,146,170
78,191	Banca IFIS SpA (Diversified Financials)	944,711
138,174	Banca Popolare di Sondrio Scarl (Banks)	724,979
25,519	Brembo SpA (Automobiles & Components)	554,933

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
81,509	Cairo Communication SpA (Media)	$ 450,875
156,149	Credito Emiliano SpA (Banks)	858,528
74,530	Danieli & C. Officine Meccaniche SpA RSP (Capital Goods)	1,297,890
92,586	Gtech SpA (Consumer Services)	2,570,019
134,004	Indesit Co. SpA (Consumer Durables & Apparel)	992,323
294,261	R SpA (Media)*	1,285,459
52,485	Mediolanum SpA (Insurance)	399,980
1,648,282	Milano Assicurazioni SpA (Insurance)*	1,112,664
41,252	Societa Cattolica di Assicurazioni SCRL (Insurance)	927,927
200,049	Societa Iniziative Autostradali e Servizi SpA (Transportation)	1,755,161
17,362	Sogefi SpA (Automobiles & Components)	68,634
7,842	Vittoria Assicurazioni SpA (Insurance)	72,441
13,025	Yoox SpA (Retailing)*	342,148

		20,675,011

Japan – 27.7%
4,000	3-D Matrix Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	146,896
59,200	Access Co. Ltd. (Software & Services)*	410,867
2,104	Accordia Golf Co. Ltd. (Consumer Services)	2,294,145
27,500	Ai Holdings Corp. (Technology Hardware & Equipment)	235,200
25,000	Aichi Steel Corp. (Materials)	119,404
36,400	Aisan Industry Co. Ltd. (Automobiles & Components)	365,431
34,400	Aoyama Trading Co. Ltd. (Retailing)	858,261
5,900	Arcs Co. Ltd. (Food & Staples Retailing)	108,692
1,200	Asahi Intecc Co. Ltd. (Health Care Equipment & Services)	63,239
26,600	ASKUL Corp. (Retailing)	488,616
10,100	Autobacs Seven Co. Ltd. (Retailing)	148,122
24,500	Bit-isle, Inc. (Software & Services)	219,993
3,100	BML, Inc. (Health Care Equipment & Services)	80,645
10,600	C. Uyemura & Co. Ltd. (Materials)	487,613
25,000	Calsonic Kansei Corp. (Automobiles & Components)	131,095
18,400	Capcom Co. Ltd. (Software & Services)	326,882
27,900	Century Tokyo Leasing Corp. (Diversified Financials)	766,188

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
17,600	Chiyoda Co. Ltd. (Retailing)	$ 453,520
9,000	CKD Corp. (Capital Goods)	68,619
13,500	CMIC Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	261,344
73,300	CMK Corp. (Technology Hardware & Equipment)	241,150
20,600	Cocokara fine, Inc. (Food & Staples Retailing)	640,633
49,800	COLOPL, Inc. (Software & Services)*(a)	2,362,862
23,900	COMSYS Holdings Corp. (Capital Goods)	303,482
19,400	COOKPAD, Inc. (Media)(a)	530,794
3,100	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	329,120
17,000	Daido Metal Co. Ltd. (Automobiles & Components)	110,929
46,700	Dai-ichi Seiko Co. Ltd. (Technology Hardware & Equipment)	607,191
109,300	Daiichikosho Co. Ltd. (Media)	3,055,359
495,000	Daikyo, Inc. (Real Estate)	1,486,766
47,000	Daiwa Industries Ltd. (Capital Goods)	290,304
445	Daiwa Office Investment Corp. (REIT)	1,628,339
50,900	DCM Holdings Co. Ltd. (Retailing)	364,305
19,400	Dunlop Sports Co. Ltd. (Consumer Durables & Apparel)	226,637
343	Dwango Co. Ltd. (Software & Services)	1,442,210
5,400	Dydo Drinco, Inc. (Food, Beverage & Tobacco)	209,424
20,900	Eizo Corp. (Technology Hardware & Equipment)	468,692
161	en-japan, Inc. (Commercial & Professional Services)	285,604
3,900	Exedy Corp. (Automobiles & Components)	104,909
8,100	F.C.C. Co. Ltd. (Automobiles & Components)	188,540
47,300	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	812,415
148	Frontier Real Estate Investment Corp. (REIT)	1,257,458
123,600	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	1,099,636
46,200	Fuji Oil Co. Ltd. (Food, Beverage & Tobacco)	773,521
29,400	Fuji Soft, Inc. (Software & Services)	553,129
177,000	Fujibo Holdings, Inc. (Consumer Durables & Apparel)	375,562
50,600	Funai Electric Co. Ltd. (Consumer Durables & Apparel)	498,328

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
2,200	Fuyo General Lease Co. Ltd. (Diversified Financials)	$ 76,511
7,700	GCA Savvian Corp. (Diversified Financials)	70,351
615	Geo Holdings Corp. (Retailing)	565,723
121	Global One Real Estate Investment Corp. (REIT)	673,185
22,400	Glory Ltd. (Capital Goods)	525,021
3,300	GMO Payment Gateway, Inc. (Software & Services)	77,072
177,000	GNI Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	639,485
19,000	G-Tekt Corp. (Automobiles & Components)	485,087
137,600	Gulliver International Co. Ltd. (Retailing)	858,418
205	Hankyu REIT, Inc. (REIT)	1,011,826
104,200	Heiwa Real Estate Co. Ltd. (Real Estate)	1,666,660
15,000	Hisaka Works Ltd. (Capital Goods)	127,079
114,500	Hitachi Capital Corp. (Diversified Financials)	2,728,204
18,600	Hitachi Koki Co. Ltd. (Capital Goods)	136,987
5,500	Hitachi Transport System Ltd. (Transportation)	78,961
50,000	Hokuetsu Kishu Paper Co. Ltd. (Materials)	215,022
7,300	Hoshizaki Electric Co. Ltd. (Capital Goods)	253,795
36,000	IBJ Leasing Co. Ltd. (Diversified Financials)	1,063,397
187	Ikyu Corp. (Retailing)	260,776
59,300	Inabata & Co. Ltd. (Capital Goods)	485,122
18,000	Jaccs Co. Ltd. (Diversified Financials)	92,568
3,900	Jafco Co. Ltd. (Diversified Financials)	141,608
27,000	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	250,725
41,100	Japan Securities Finance Co. Ltd. (Diversified Financials)	290,554
101,000	Japan Vilene Co. Ltd. (Consumer Durables & Apparel)	481,888
644,100	JVC Kenwood Corp. (Consumer Durables & Apparel)	1,476,782
9,100	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	72,684
38,600	Kasumi Co. Ltd. (Food & Staples Retailing)	244,240
1,353,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	2,766,166
51,100	Keihin Corp. (Automobiles & Components)	774,540

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
500	Kenedix Realty Investment Corp. (REIT)	$ 1,988,153
49,000	Kinugawa Rubber Industrial Co. Ltd. (Automobiles & Components)	261,427
16,000	Kumiai Chemical Industry Co. Ltd. (Materials)	95,295
187,000	KYB Co. Ltd. (Automobiles & Components)	971,344
58,500	Kyokuto Securities Co. Ltd. (Diversified Financials)	996,213
33,600	KYORIN Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	732,685
55,000	Kyosan Electric Manufacturing Co. Ltd. (Capital Goods)	188,564
20,700	Kyowa Exeo Corp. (Capital Goods)	228,196
10,500	Livesense, Inc. (Software & Services)*	498,550
78,000	Maeda Corp. (Capital Goods)	408,341
24,000	Mandom Corp. (Household & Personal Products)	851,737
126,000	Marudai Food Co. Ltd. (Food, Beverage & Tobacco)	399,880
20,500	Maruwa Co. Ltd. (Technology Hardware & Equipment)	678,033
7,400	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	223,063
78,700	Megachips Corp. (Semiconductors & Semiconductor Equipment)	1,227,887
9,900	Ministop Co. Ltd. (Food & Staples Retailing)	162,169
45,900	Mirait Holdings Corp. (Capital Goods)	425,002
166,000	Mito Securities Co. Ltd. (Diversified Financials)	807,075
31,000	Mitsuba Corp. (Automobiles & Components)	507,316
3,200	Mitsubishi Pencil Co. Ltd. (Commercial & Professional Services)	67,891
59,000	Mitsui High-Tec, Inc. (Semiconductors & Semiconductor Equipment)	356,545
26,000	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	84,354
32,400	Modec, Inc. (Energy)	948,192
186,000	Morinaga Milk Industry Co. Ltd. (Food, Beverage & Tobacco)	538,983
33,100	Musashi Seimitsu Industry Co. Ltd. (Automobiles & Components)	833,148
66,100	Namura Shipbuilding Co. Ltd. (Capital Goods)	534,893

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
809	NanoCarrier Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	$ 1,606,104
199,000	Nichirei Corp. (Food, Beverage & Tobacco)	957,395
16,900	Nifco, Inc. (Automobiles & Components)	459,769
133	NIFTY Corp. (Software & Services)	150,354
7,400	Nihon Dempa Kogyo Co. Ltd. (Technology Hardware & Equipment)	66,458
85,800	Nihon Unisys Ltd. (Software & Services)	597,951
20,000	Nikkiso Co. Ltd. (Health Care Equipment & Services)	250,629
65	Nippon Accommodations Fund, Inc. (REIT)	426,572
112,500	Nippon Coke & Engineering Co. Ltd. (Materials)	126,095
136,000	Nippon Kayaku Co. Ltd. (Materials)	1,753,207
19,800	Nippon Konpo Unyu Soko Co. Ltd. (Transportation)	316,256
16,700	Nippon Paper Industries Co. Ltd. (Materials)	243,040
2,000	Nippon Seiki Co. Ltd. (Automobiles & Components)	29,520
67,000	Nippon Shokubai Co. Ltd. (Materials)	692,371
109,000	Nippon Thompson Co. Ltd. (Capital Goods)	520,893
227,000	Nishimatsu Construction Co. Ltd. (Capital Goods)	531,491
23,600	Nishimatsuya Chain Co. Ltd. (Retailing)	207,519
59,300	Nissan Chemical Industries Ltd. (Materials)	820,274
125,900	Nisshin Steel Holdings Co. Ltd. (Materials)	1,097,773
24,000	Nisshinbo Holdings, Inc. (Capital Goods)	184,718
11,600	Nissin Kogyo Co. Ltd. (Automobiles & Components)	217,380
39,000	NOF Corp. (Materials)	235,213
148	Nomura Real Estate Residential Fund, Inc. (REIT)	737,924
13,700	Noritz Corp. (Capital Goods)	231,209
101,700	North Pacific Bank Ltd. (Banks)	392,835
127,000	NTN Corp. (Capital Goods)*	415,718
8,000	Okuwa Co. Ltd. (Food & Staples Retailing)	75,580
6,600	Osaka Steel Co. Ltd. (Materials)	115,269
21,200	Otsuka Kagu Ltd. (Retailing)	209,645
177	Pasona Group, Inc. (Commercial & Professional Services)	118,563

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
20,000	Pola Orbis Holdings, Inc. (Household & Personal Products)	$ 700,011
197,000	Press Kogyo Co. Ltd. (Automobiles & Components)	832,924
14,400	Proto Corp. (Media)	188,521
263,000	Rengo Co. Ltd. (Materials)	1,332,499
18,500	Resorttrust, Inc. (Consumer Services)	561,643
121,000	Riken Corp. (Automobiles & Components)	510,165
43,000	Riso Kagaku Corp. (Technology Hardware & Equipment)	946,342
11,000	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	151,817
3,600	Roland DG Corp. (Technology Hardware & Equipment)	101,408
208,900	Round One Corp. (Consumer Services)	1,242,062
164,000	Ryobi Ltd. (Capital Goods)	525,622
12,900	Sakata Seed Corp. (Food, Beverage & Tobacco)	177,533
168,000	Sanden Corp. (Automobiles & Components)	595,878
120,000	Sanken Electric Co. Ltd. (Semiconductors & Semiconductor Equipment)	504,880
78,000	Sankyu, Inc. (Transportation)	272,071
15,800	Sanoh Industrial Co. Ltd. (Automobiles & Components)	113,449
33,000	Sanyo Special Steel Co. Ltd. (Materials)	156,919
8,100	Sato Holdings Corp. (Commercial & Professional Services)	144,090
48,500	Seikagaku Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	660,777
154,900	Seiko Epson Corp. (Technology Hardware & Equipment)	1,934,921
358	Sekisui House SI Investment Co. (REIT)	1,640,248
43,000	Senko Co. Ltd. (Transportation)	224,451
4,300	Shima Seiki Manufacturing Ltd. (Capital Goods)	85,707
3,400	Shinko Shoji Co. Ltd. (Technology Hardware & Equipment)	27,472
18,000	Showa Corp. (Automobiles & Components)	241,693
12,400	Sintokogio Ltd. (Capital Goods)	97,355
852	SKY Perfect JSAT Holdings, Inc. (Media)	446,803
94,600	Square Enix Holdings Co. Ltd. (Software & Services)	1,299,524

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
106,000	Sumitomo Bakelite Co. Ltd. (Materials)	$ 398,315
32,000	Sumitomo Seika Chemicals Co. Ltd. (Materials)	121,707
177,000	T RAD Co. Ltd. (Automobiles & Components)	632,829
49,400	Taikisha Ltd. (Capital Goods)	1,192,302
5,900	Taiyo Holdings Co. Ltd. (Materials)	184,341
58,200	Takara Bio, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,453,864
78,700	Takara Leben Co. Ltd. (Real Estate)	275,143
9,900	Takasago Thermal Engineering Co. Ltd. (Capital Goods)	85,328
19,800	Takata Corp. (Automobiles & Components)	413,525
33,600	Tatsuta Electric Wire and Cable Co. Ltd. (Capital Goods)	260,617
106,500	Tecmo Koei Holdings Co. Ltd. (Software & Services)	1,069,307
21,200	Temp Holdings Co. Ltd. (Commercial & Professional Services)	541,928
37,000	The Hyakujushi Bank Ltd. (Banks)	114,217
149,000	The Ogaki Kyoritsu Bank Ltd. (Banks)	435,869
6,300	The Okinawa Electric Power Co., Inc. (Utilities)	238,623
277,000	Toa Corp. (Capital Goods)*	372,669
58,000	Toagosei Co. Ltd. (Materials)	248,327
15,100	Tocalo Co. Ltd. (Capital Goods)	199,359
56,000	Toei Co. Ltd. (Media)	347,235
19,900	Tohokushinsha Film Corp. (Media)	186,175
43,000	Tokai Rubber Industries Ltd. (Automobiles & Components)	371,602
228,300	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	1,692,990
8,230	Token Corp. (Consumer Durables & Apparel)	432,887
68,000	Toko, Inc. (Technology Hardware & Equipment)*	209,512
457,000	Tokuyama Corp. (Materials)	1,631,764
11,400	Tokyo Broadcasting System Holdings, Inc. (Media)	150,736
17,600	Tokyo Ohka Kogyo Co. Ltd. (Materials)	377,630
38,000	Tokyu Livable, Inc. (Real Estate)	763,507
81,400	TOMONY Holdings, Inc. (Banks)	290,188
50,900	Topre Corp. (Automobiles & Components)	521,837

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
18,000	Torii Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 458,552
28,000	Toyo Tire & Rubber Co. Ltd. (Automobiles & Components)	161,101
87,000	Tsubakimoto Chain Co. (Capital Goods)	537,431
25,000	Tsukishima Kikai Co. Ltd. (Capital Goods)	266,946
51,900	TV Asahi Corp. (Media)	1,138,097
42,000	ULVAC, Inc. (Semiconductors & Semiconductor Equipment)*	327,362
24,030	Usen Corp. (Media)*	40,693
38,600	Ushio, Inc. (Capital Goods)	473,589
86,600	Wacom Co. Ltd. (Technology Hardware & Equipment)	697,672
169,000	Wakita & Co. Ltd. (Capital Goods)	1,821,683
12,500	Warabeya Nichiyo Co. Ltd. (Food, Beverage & Tobacco)	193,738
8,000	Zeon Corp. (Materials)	86,725

		112,809,876

Luxembourg – 0.6%
70,052	Oriflame Cosmetics SA (Household & Personal Products)(a)	2,291,234

Netherlands – 1.7%
114,916	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	1,244,723
265,528	BinckBank NV (Diversified Financials)(a)	2,352,902
11,899	Brunel International NV (Commercial & Professional Services)	574,037
349,050	SNS REAAL NV (Diversified Financials)*(a)	—
470,909	TomTom NV (Consumer Durables & Apparel)*(a)	2,749,879
1,859	Wereldhave NV (REIT)	131,433

		7,052,974

New Zealand – 0.2%
58,717	Air New Zealand Ltd. (Transportation)	68,003
256,644	New Zealand Oil & Gas Ltd. (Energy)	171,159
97,794	Ryman Healthcare Ltd. (Health Care Equipment & Services)	555,095

		794,257

Norway – 2.6%
79,255	Fred Olsen Energy ASA (Energy)	3,823,934
9,810	Leroey Seafood Group ASA (Food, Beverage & Tobacco)	261,259
60,605	Norwegian Air Shuttle AS (Transportation)*(a)	2,698,071

Shares	Description	Value
Common Stocks – (continued)
Norway – (continued)
5,345,679	Renewable Energy Corp. ASA (Semiconductors & Semiconductor Equipment)*(a)	$ 2,756,691
39,966	SpareBank 1 SMN (Banks)	329,699
18,505	TGS Nopec Geophysical Co. ASA (Energy)	593,518

		10,463,172

Peru – 0.3%
94,458	Copeinca ASA (Food, Beverage & Tobacco)	1,085,991

Portugal – 0.4%
68,989	Altri SGPS SA (Materials)	177,990
453,349	Banco BPI SA (Registered) (Banks)*	592,033
226,138	Portucel SA (Materials)	800,740

		1,570,763

Singapore – 0.7%
448,000	Chip Eng Seng Corp. Ltd. (Capital Goods)	242,766
282,000	GuocoLeisure Ltd. (Consumer Services)	173,980
219,000	Hi-P International Ltd. Class P (Technology Hardware & Equipment)	142,577
188,000	Ho Bee Investment Ltd. (Real Estate)	323,623
1,452,000	Lippo Malls Indonesia Retail Trust (REIT)	565,193
113,000	Mapletree Logistics Trust (REIT)	94,729
39,000	Parkway Life Real Estate Investment Trust (REIT)	76,565
162,000	SATS Ltd. (Transportation)	422,657
254,000	Stamford Land Corp. Ltd. (Consumer Services)	111,818
461,000	Wing Tai Holdings Ltd. (Real Estate)	770,649

		2,924,557

Spain – 1.8%
15,829	Almirall SA (Pharmaceuticals, Biotechnology & Life Sciences)	207,877
85,371	Bankinter SA (Banks)	389,281
74,120	Bolsas y Mercados Espanoles SA (Diversified Financials)	2,046,963
172,357	Ence Energia y Celulosa SA (Materials)	557,025
42,860	Grupo Catalana Occidente SA (Insurance)	1,115,269
276,685	Mediaset Espana Comunicacion SA (Media)*(a)	2,881,784
18,014	Papeles y Cartones de Europa SA (Materials)	79,196
76,935	Zeltia SA (Pharmaceuticals, Biotechnology & Life Sciences)*	235,285

		7,512,680

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – 4.2%
2,242	AarhusKarlshamn AB (Food, Beverage & Tobacco)	$ 128,779
26,306	Active Biotech AB (Pharmaceuticals, Biotechnology & Life Sciences)*	201,387
15,142	Avanza Bank Holding AB (Diversified Financials)	349,341
56,160	Axfood AB (Food & Staples Retailing)(a)	2,613,739
44,906	Betsson AB (Consumer Services)*	1,205,970
46,424	Bilia AB Class A (Retailing)	826,907
21,717	BioGaia AB Class B (Pharmaceuticals, Biotechnology & Life Sciences)	744,491
8,200	D. Carnegie & Co. AB (Diversified Financials)*	—
71,398	East Capital Explorer AB (Diversified Financials)*	501,924
3,675	Hexpol AB (Materials)	269,375
45,778	Industrial & Financial Systems AB Class B (Software & Services)	948,126
6,390	Lundbergforetagen AB Class B (Diversified Financials)	269,839
94,289	Meda AB Class A (Pharmaceuticals, Biotechnology & Life Sciences)	1,103,770
36,451	Medivir AB (Pharmaceuticals, Biotechnology & Life Sciences)*	399,845
62,617	Modern Times Group AB Class B (Media)	2,947,147
54,911	Nolato AB Class B (Technology Hardware & Equipment)	989,271
111,957	Saab AB Class B (Capital Goods)	2,023,043
434,556	SAS AB (Transportation)*(a)	860,338
104,714	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	785,243

		17,168,535

Switzerland – 3.7%
3,788	Autoneum Holding AG (Automobiles & Components)*	350,782
28,326	Basilea Pharmaceutica (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	2,278,611
6,899	Bucher Industries AG (Registered) (Capital Goods)	1,734,877
66,230	GAM Holding AG (Diversified Financials)*	1,056,521

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
7,673	Inficon Holding AG (Registered) (Technology Hardware & Equipment)*	$ 2,481,809
68,969	Kudelski SA (Technology Hardware & Equipment)	915,499
184	LEM Holding SA (Registered) (Technology Hardware & Equipment)	115,115
386,410	Logitech International SA (Registered) (Technology Hardware & Equipment)(a)	2,746,069
114,911	OC Oerlikon Corp. AG (Registered) (Capital Goods)*	1,510,606
17,436	Schweizerische National-Versicherungs-Gesellschaft (Registered) Class V (Insurance)	814,209
1,725	U-Blox AG (Technology Hardware & Equipment)*	119,141
170	Vetropack Holding AG (Materials)	334,324
19,677	Zehnder Group AG (Capital Goods)	810,086

		15,267,649

United Kingdom – 18.2%
44,535	Ashmore Group PLC (Diversified Financials)	251,122
119,477	Barratt Developments PLC (Consumer Durables & Apparel)*	592,273
43,796	BBA Aviation PLC (Transportation)	199,935
148,927	Berendsen PLC (Commercial & Professional Services)	1,851,738
83,736	Betfair Group PLC (Consumer Services)(a)	1,170,421
113,726	Big Yellow Group PLC (REIT)	754,773
138,134	Bodycote PLC (Capital Goods)	1,300,375
437,894	Cable & Wireless Communications PLC (Telecommunication Services)	269,529
144,069	Chemring Group PLC (Capital Goods)	674,067
67,945	Chesnara PLC (Insurance)	266,931
116,357	Cineworld Group PLC (Media)	663,892
75,043	Computacenter PLC (Software & Services)	554,814
48,852	Concentric AB (Capital Goods)	575,794
236,483	CSR PLC (Semiconductors & Semiconductor Equipment)	2,045,745
202,883	Diploma PLC (Technology Hardware & Equipment)	1,774,656
23,066	Drax Group PLC (Utilities)	225,343
845,074	DS Smith PLC (Materials)	3,327,687
16,180	Dunelm Group PLC (Retailing)	242,456
603,926	Elementis PLC (Materials)	2,301,261
688,356	EnQuest PLC (Energy)*	1,296,491
72,526	Fenner PLC (Capital Goods)	379,480

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
1,260,229	Firstgroup PLC (Transportation)	$ 1,916,165
109,907	Galliford Try PLC (Capital Goods)	1,665,876
18,856	Go-Ahead Group PLC (Transportation)	453,948
338,366	Halfords Group PLC (Retailing)	1,891,663
1,130,599	Hansteen Holdings PLC (REIT)	1,614,393
1,235,080	Home Retail Group PLC (Retailing)(a)	2,829,342
105,347	Homeserve PLC (Commercial & Professional Services)	423,907
137,728	IG Group Holdings PLC (Diversified Financials)	1,208,080
313,197	Intermediate Capital Group PLC (Diversified Financials)	2,312,565
62,267	International Personal Finance PLC (Diversified Financials)	601,109
268,276	Interserve PLC (Capital Goods)	2,082,956
23,495	JD Wetherspoon PLC (Consumer Services)	254,655
91,114	Keller Group PLC (Capital Goods)	1,537,154
699,907	Ladbrokes PLC (Consumer Services)	2,267,544
125,565	Laird PLC (Technology Hardware & Equipment)	368,585
163,285	Lancashire Holdings Ltd. (Insurance)	2,002,158
237,083	Micro Focus International PLC (Software & Services)	2,866,132
257,764	Mondi PLC (Materials)	3,840,767
138,695	Moneysupermarket.com Group PLC (Software & Services)	380,522
257,613	N Brown Group PLC (Retailing)	2,027,912
98,451	Northgate PLC (Transportation)	584,097
107,802	Ocado Group PLC (Retailing)*	504,281
360,327	Paragon Group of Companies PLC (Banks)	1,763,253
422,510	Pendragon PLC (Retailing)	176,754
848,287	QinetiQ Group PLC (Capital Goods)	2,389,030
7,369	Renishaw PLC (Technology Hardware & Equipment)	175,891
23,456	Rightmove PLC (Media)	867,519
12,493	Rotork PLC (Capital Goods)	504,098
29,185	Savills PLC (Real Estate)	279,705
375,385	SIG PLC (Capital Goods)	1,037,602
275,219	Soco International PLC (Energy)*	1,539,315
711,055	Speedy Hire PLC (Capital Goods)	638,199
50,422	Stagecoach Group PLC (Transportation)	256,441
5,692	Synergy Health PLC (Health Care Equipment & Services)	96,196

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
762,932	TalkTalk Telecom Group PLC (Telecommunication Services)	$ 2,869,301
68,636	Taylor Wimpey PLC (Consumer Durables & Apparel)	111,268
58,654	Tetragon Financial Group Ltd. (Diversified Financials)	624,665
107,251	Trinity Mirror PLC (Media)*	188,445
216,175	TT electronics PLC (Technology Hardware & Equipment)	559,878
93,393	Victrex PLC (Materials)	2,143,126
232,719	WH Smith PLC (Retailing)(a)	2,753,853
23,024	Workspace Group PLC (REIT)	158,118
27,251	WS Atkins PLC (Commercial & Professional Services)	480,529
66,830	Xchanging PLC (Software & Services)	136,728

		74,102,508

TOTAL COMMON STOCKS		$383,174,833

Preferred Stocks – 0.5%
Germany – 0.3%
1,269	Biotest AG (Pharmaceuticals, Biotechnology & Life Sciences)	$ 92,043
16,748	Jungheinrich AG (Capital Goods)	795,362
16,094	Sixt AG (Transportation)	330,869

		1,218,274

Italy – 0.2%
155,994	Unipol Gruppo Finanziario SpA (Insurance)	526,701

TOTAL PREFERRED STOCKS		$ 1,744,975

Units	Description	Expiration Month	Value
Right – 0.0%
Italy – 0.0%
145,528	ASTM SpA (Transportation)*	08/13	$ 336

Warrant – 0.0%
France – 0.0%
56,200	UBISOFT Entertainment (Software & Services)*	10/13	$ 30,130

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$384,950,274

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) – 10.5%
Goldman Sachs Financial Square Money Market Fund — FST Shares
42,809,094	0.089%	$ 42,809,094

TOTAL INVESTMENTS – 105.1%		$427,759,368

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.1)%		(20,579,428)

NET ASSETS – 100.0%		$407,179,940

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2013.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust
RSP	— Risparmio Shares

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	106	September 2013	$3,886,431	$215,501
FTSE 100 Index	19	September 2013	1,897,098	114,476
Hang Seng Index	1	August 2013	140,956	(248)
MSCI Singapore Index	3	August 2013	172,562	(488)
SPI 200 Index	7	September 2013	788,067	43,279
TSE TOPIX Index	19	September 2013	2,184,098	21,587

TOTAL				$394,107

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$393,233,460

Gross unrealized gain	48,635,265
Gross unrealized loss	(14,109,357)

Net unrealized security gain	$34,525,908

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2013:

EMERGING MARKETS EQUITY INSIGHTS

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$77,106,489	$16,460,295	(a)	$—
Other	29,427,504	427,916,324	(a)	—
Securities Lending Reinvestment Vehicle	6,644,970	—		—
Total	$113,178,963	$444,376,619		$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$—	$1,593,772	(a)	$—
Other	46,803,734	920,192,471	(a)	—
Securities Lending Reinvestment Vehicle	8,641,643	—		—
Total	$55,445,377	$921,786,243		$—

Derivative Type
Assets(b)
Futures Contracts	$520,572	$—		$—
Liabilities(b)
Futures Contracts	$(269,919)	$—		$—

INTERNATIONAL SMALL CAP INSIGHTS

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$—	$3,900,700	(a)	$—
Other	—	381,049,574	(a)	—
Securities Lending Reinvestment Vehicle	42,809,094	—		—
Total	$42,809,094	$384,950,274		$—

Derivative Type
Assets(b)
Futures Contracts	$394,843	$—		$—
Liabilities(b)
Futures Contracts	$(736)	$—		$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund, deemed an affiliate of the Trust, is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date September 25, 2013

*	Print the name and title of each signing officer under his or her signature.